Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [Abstract]
Expenses by nature
3. Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Year ended December 31,
	2023	2022	2021
	$’000	$’000	$’000
Research and development
External research and development expenses	22,777	16,019	6,602
Employee expenses (1)	6,771	4,119	1,419
Depreciation	35	33	14
Other expenses	238	313	518
Total research and development expenses	29,821	20,484	8,553

General and administrative
External costs	7,692	7,785	5,618
Employee expenses (2)	3,429	2,271	924
Depreciation	280	14	5
Total general and administrative expenses	11,401	10,070	6,547
Total operating expenses	41,222	30,554	15,100

(1) Included in employee expenses is share-based compensation expense of $1.4 million, $1.0 million and $0.2 million for the years ended December 31, 2023, 2022 and 2021, respectively, relating to employees in the research and development department.

(2) Included in employee expenses is share-based compensation expense of $0.9 million, $0.7 million and $0.2 million for the years ended December 31, 2023, 2022 and 2021, respectively, relating to employees in the general and administrative department.